Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis Of Income And Expense [line items]
Employees' compensation	$ 121,935	$ 4,396	$ 54,909
Remuneration to directors	$ 195,095	$ 7,033	109,818
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			54,909	$ 34,400
Remuneration to directors			109,000	68,800
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			54,909	34,400
Remuneration to directors			$ 109,818	$ 68,803